Schedule of Investments (unaudited)	iShares® 1-3 Year Treasury Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.7%
U.S. Treasury Note/Bond
0.13%, 05/31/22	$49,978	$50,001,427
0.13%, 07/31/22	77,072	77,111,138
0.13%, 08/31/22	200,207	200,277,385
0.13%, 09/30/22	286,413	286,491,317
0.13%, 10/31/22	6,744	6,745,844
0.13%, 11/30/22	3	3,001
0.13%, 12/31/22	311,266	311,314,635
0.13%, 01/31/23	324,797	324,797,000
0.13%, 02/28/23	174,373	174,366,189
0.13%, 03/31/23	56,265	56,256,209
0.13%, 04/30/23	512,883	512,722,724
0.13%, 05/15/23	142,270	142,208,868
0.13%, 05/31/23	7,374	7,370,831
0.13%, 07/15/23	444,801	444,436,125
0.13%, 08/15/23	812,263	811,374,587
0.13%, 09/15/23	41,641	41,582,442
0.13%, 10/15/23	288,500	288,049,219
0.13%, 12/15/23	484,836	483,680,728
0.13%, 01/15/24	396,558	395,396,208
0.13%, 02/15/24	21	20,934
0.25%, 04/15/23	934,337	936,234,872
0.25%, 06/15/23	107,038	107,230,334
0.25%, 11/15/23	346,582	347,001,690
0.25%, 03/15/24(a)	256,744	256,703,884
0.25%, 05/15/24	786,333	785,104,355
0.38%, 04/15/24	1,459,315	1,462,963,287
1.25%, 07/31/23	31,600	32,338,156
1.38%, 10/15/22	375,979	382,470,511
1.38%, 02/15/23	51,440	52,529,082
1.38%, 06/30/23	125,250	128,400,820
1.50%, 08/15/22	116,480	118,459,250
1.50%, 09/15/22	12,655	12,881,900
1.50%, 01/15/23	58,448	59,749,381
1.50%, 02/28/23	126,598	129,599,758
1.50%, 03/31/23	85,700	87,832,457
1.63%, 08/15/22	536	546,008
1.63%, 08/31/22	256,483	261,362,189
1.63%, 11/15/22	1,085,403	1,109,231,289
1.63%, 04/30/23	115,787	119,052,555
1.63%, 05/31/23	57,280	58,960,363
1.75%, 05/15/22	3,680	3,738,937
1.75%, 05/31/22	763,555	776,350,510
1.75%, 06/30/22	94,564	96,252,115
1.75%, 07/15/22	1,095,203	1,115,566,931
1.75%, 09/30/22	138,918	141,956,831
1.75%, 01/31/23	49,861	51,204,910
1.75%, 05/15/23	297,854	307,115,398
1.75%, 06/30/24	5,204	5,430,659
1.88%, 05/31/22	180,720	183,946,134
1.88%, 07/31/22	533,511	544,618,864
1.88%, 08/31/22	126,001	128,781,881
1.88%, 09/30/22	144,390	147,785,420
1.88%, 10/31/22	423,346	433,880,038
2.00%, 07/31/22	60,754	62,106,726
2.00%, 10/31/22	132,813	136,346,033
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.00%, 11/30/22	$196,744	$202,292,795
2.00%, 02/15/23	92,700	95,640,328
2.00%, 04/30/24	31,784	33,354,576
2.00%, 05/31/24	31,855	33,452,727
2.00%, 06/30/24	69,000	72,520,078
2.13%, 05/15/22	192,653	196,415,754
2.13%, 06/30/22	346,476	354,082,229
2.13%, 11/30/23	23,788	24,919,788
2.13%, 02/29/24	311,699	327,588,343
2.13%, 03/31/24	48,094	50,602,027
2.13%, 07/31/24	31,000	32,724,375
2.25%, 12/31/23	24,012	25,258,560
2.25%, 01/31/24	100	105,328
2.25%, 04/30/24	17,314	18,295,352
2.38%, 01/31/23	222,245	230,544,462
2.38%, 02/29/24	511,418	540,984,353
2.38%, 08/15/24	75,000	79,813,477
2.50%, 03/31/23	108,258	112,926,626
2.50%, 01/31/24	1,225	1,298,500
2.50%, 05/15/24	268,248	285,652,684
2.63%, 02/28/23	342,655	357,525,692
2.63%, 06/30/23	62,082	65,263,703
2.63%, 12/31/23	45,497	48,296,132
2.75%, 04/30/23	324,671	340,827,929
2.75%, 05/31/23	297,849	313,265,012
2.75%, 07/31/23	216,565	228,636,807
2.75%, 08/31/23	36,840	38,958,300
2.75%, 11/15/23	2,919	3,100,183
2.75%, 02/15/24	399,389	426,316,557
2.88%, 09/30/23	18,913	20,092,846
2.88%, 10/31/23	461,098	490,781,184
2.88%, 11/30/23	62,470	66,606,197
7.13%, 02/15/23	1,874	2,098,075
7.25%, 08/15/22	386	419,630
		20,318,600,948
Total U.S. Government Obligations — 99.7%
(Cost: $20,267,680,199)		20,318,600,948

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)(d)	415,472	415,471,914

Total Short-Term Investments — 2.0%
(Cost: $415,471,913)		415,471,914

Total Investments in Securities — 101.7%
(Cost: $20,683,152,112)		20,734,072,862

Other Assets, Less Liabilities — (1.7)%		(343,851,305)

Net Assets — 100.0%		$20,390,221,557

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 1-3 Year Treasury Bond ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$298,018,000	$117,453,914	(a)	$—	$—	$—	$415,471,914	415,472	$327,810	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$20,318,600,948	$—	$20,318,600,948
Money Market Funds	415,471,914	—	—	415,471,914
	$415,471,914	$20,318,600,948	$—	$20,734,072,862

2